Accounts receivable (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Accounts receivable
Receivables			$ 766,748	$ 728,552	$ 668,980
Allowance for doubtful accounts			(8,992)	(31,986)	(38,223)	$ (67,482)
Net receivables		$ 40,151	757,756	696,566	630,757
Interest income from accounts receivable	$ 0
Accounts receivable for passenger charges			$ 625,246	$ 577,391	$ 486,650